UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of June 30, 2006 (Unaudited)

DWS Micro Cap Fund

	Shares	Value ($)

Common Stocks 97.5%
Consumer Discretionary 19.1%
Hotels Restaurants & Leisure 10.7%
Buffalo Wild Wings, Inc.* (a)	87,200	3,340,632
McCormick & Schmick’s Seafood Restaurants, Inc.*	112,300	2,672,740
Red Robin Gourmet Burgers, Inc.* (a)	72,600	3,089,856
Ruth’s Chris Steak House, Inc.*	89,100	1,819,422

		10,922,650
Internet & Catalog Retail 2.6%
Stamps.com, Inc.*	92,700	2,578,914
Leisure Equipment & Products 1.8%
MarineMax, Inc.*	70,500	1,849,215
Specialty Retail 4.0%
Hot Topic, Inc.*	112,500	1,294,875
Zumiez, Inc.*	74,600	2,802,722

		4,097,597
Consumer Staples 6.2%
Food & Staples Retailing 3.9%
Wild Oats Markets, Inc.* (a)	202,300	3,965,080
Food Products 2.3%
Green Mountain Coffee Roasters, Inc.*	58,100	2,333,877
Energy 10.1%
Energy Equipment & Services 4.0%
Superior Well Services, Inc.*	87,900	2,188,710
Union Drilling, Inc.*	124,200	1,845,612

		4,034,322
Oil, Gas & Consumable Fuels 6.1%
Arena Resources, Inc.* (a)	76,000	2,606,040
Carrizo Oil & Gas, Inc.*	116,100	3,635,091

		6,241,131
Financials 8.9%
Capital Markets 2.5%
Thomas Weisel Partners Group, Inc.* (a)	133,500	2,537,835
Commercial Banks 4.4%
PrivateBancorp, Inc. (a)	46,500	1,925,565
Virginia Commerce Bancorp, Inc.* (a)	107,850	2,577,615

		4,503,180
Insurance 2.0%
CRM Holdings Ltd.*	199,100	2,084,577
Health Care 23.7%
Biotechnology 1.1%
Keryx Biopharmaceuticals, Inc.* (a)	78,800	1,118,960
Health Care Equipment & Supplies 8.9%
AngioDynamics, Inc.*	77,500	2,096,375

Micrus Endovascular Corp.*	122,800	1,480,968
Sirona Dental Systems, Inc.	56,700	2,246,454
SonoSite, Inc.* (a)	59,400	2,318,976
Spectranetics Corp.*	84,900	910,128

		9,052,901
Health Care Providers & Services 13.7%
Air Methods Corp.*	126,800	3,319,624
Allion Healthcare, Inc.*	248,400	2,158,596
Amedisys, Inc.* (a)	71,700	2,717,430
HMS Holdings Corp.*	198,600	2,128,992
Nighthawk Radiology Holdings, Inc.*	93,600	1,679,184
Providence Service Corp.*	75,100	2,044,973

		14,048,799
Industrials 10.6%
Aerospace & Defense 2.5%
Essex Corp.*	139,300	2,565,906
Commercial Services & Supplies 1.7%
Fuel-Tech NV*	146,100	1,767,810
Machinery 4.1%
Badger Meter, Inc.	93,200	2,516,400
RBC Bearings, Inc.*	74,800	1,697,960

		4,214,360
Road & Rail 2.3%
Celadon Group, Inc.*	105,150	2,317,506
Information Technology 18.9%
Communications Equipment 2.1%
EMS Technologies, Inc.*	119,800	2,152,806
Computers & Peripherals 1.6%
Neoware, Inc.* (a)	128,800	1,582,952
Electronic Equipment & Instruments 3.5%
Color Kinetics, Inc.* (a)	89,600	1,694,336
NovAtel, Inc.*	55,900	1,909,544

		3,603,880
Internet Software & Services 4.0%
Bankrate, Inc.*	61,100	2,307,136
Perficient, Inc.*	140,800	1,740,288

		4,047,424
IT Services 1.7%
RightNow Technologies, Inc.* (a)	101,900	1,699,692
Semiconductors & Semiconductor Equipment 2.7%
EMCORE Corp.* (a)	287,300	2,758,080
Software 3.3%
Synchronoss Technologies, Inc.* (a)	175,000	1,519,000
Witness Systems, Inc.*	92,900	1,873,793

		3,392,793

Total Common Stocks (Cost $88,893,011)		99,472,247
Securities Lending Collateral 23.4%
Daily Assets Fund Institutional, 5.1% (b) (c) (Cost $23,942,976)	23,942,976	23,942,976
Cash Equivalents 2.3%
Cash Management QP Trust, 5.07% (d) (Cost $2,323,629)	2,323,629	2,323,629

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 115,159,616)	123.2	125,738,852
Other Assets and Liabilities, Net	(23.2)	(23,701,058)

Net Assets	100.0	102,037,794

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2006 amounted to $23,252,722 which is 22.8% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Micro Cap Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Micro Cap Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006